ORGANIZATION	12 Months Ended
Dec. 31, 2016
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

500.com Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the name Fine Success Limited, which was changed to 500wan.com on May 9, 2011 and further changed to the current name on October 9, 2013.

As of December 31, 2016, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), British Virgin Islands, Hong Kong, the United States of America (“USA”), United Kingdom of British (“UK”), and the Company also effectively controls a number of variable interest entities (“VIEs”), through the Primary Beneficiaries, as defined below. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

As of December 31, 2016, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

			Percentage
			of
			ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Shenzhen Guangyi Network Technology Co., Ltd. (“Guangyi Network”)	August 5, 2015	PRC	100%	Online Lottery Service
Qufan Internet Technology Inc. (“Qufan Cayman”)	September 30, 2016	Cayman	51%	Investment Holding
Qufan Internet Technology (HK) Limited (“Qufan HK”)	October 18, 2016	Hong Kong	51%	Investment Holding

Percentage
of
ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)*	May 22, 2006	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd. (“500Fu”)**	April 23, 2014	PRC	-	Third party payment service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”)**	October 17, 2014	PRC	-	Online Lottery Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) **	July 21, 2015	PRC	-	Online Lottery Service
Shenzhen Caiyu Hudong Technology Co., Ltd. (“Shenzhen Caiyu”) **	March 5, 2015	PRC		Sports Information Service
Shenzhen Fenggu Network Technology Co., Ltd. (“Shenzhen Fenggu”) ***	August 27, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”) ****	June 13, 2014	PRC	-	Development, operation of mobile phone games
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (Shenzhen Kaisheng”) ****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services
Shenzhen Qufan Network Technology Co., Ltd. (“Shenzhen Qufan”) ****	September 13, 2013	PRC	-	Online Gaming

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Shenzhen Yicai
**** A subsidiary of Guangtiandi Technology

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online lottery purchase services, sports information and data services, online gaming services, and online spot commodity trading services in the PRC. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations on its own but instead conducts its business operations through E-Sun Sky Computer and the VIEs.

PRC laws and regulations prohibit or restrict foreign ownership of Internet businesses. To comply with these foreign ownership restrictions, the Company operates its websites and provides online lottery purchase services in the PRC through the VIEs. Prior to December 28, 2013, the Company entered into exclusive business cooperation agreements, power of attorney, equity interest pledge agreements, exclusive option agreements, financial support agreements and supplementary agreements to the exclusive option agreements (previously named as exclusive technical consulting and service agreements, power of attorney, equity pledge agreements, equity interest disposal agreements, financial support agreements, business operation agreements and intellectual properties license agreements prior to June 1, 2011) (the “Contractual Arrangements”), with the VIEs through E-Sun Sky Computer, which obligates E-Sun Sky Computer to absorb a majority of the expected losses from the activities of the VIEs’ activities, and entitles E-Sun Sky Computer to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and the ability to acquire the equity interests in the VIEs when permitted by the PRC laws via E-Sun Sky Computer.

As a result of the Contractual Arrangements and because the Company has been determined to 1) be the most closely associated with the VIEs as it has the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses and/or the right to receive benefits of the VIEs that could potentially be significant to the VIEs, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 (“ASC 810”), “Consolidation”.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the power of attorney agreements entered into among the Company, E-Sun Sky Computer and the nominee shareholders of the VIEs, on December 28, 2013, the nominee shareholders of the VIEs assigned the rights to attend the VIEs’ shareholders' meetings and to vote on all of the matters in the VIEs that require shareholders' approval, which was entrusted to E-Sun Sky Computer to the Company. As a result of the assignment of power of attorney from E-Sun Sky Computer to the Company and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs on December 28, 2013.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIEs included in the Group’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of	As of	As of
	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	141,655	257,001	37,016
Restricted cash	10,597	3,703	533
Short-term investments	45,540	-	-
Accounts receivable	102	-	-
Amounts due from intergroup companies	147,616	1,589	229
Prepayments and other current assets	23,676	109,032	15,704

Total current assets	369,186	371,325	53,482

Non-current assets:
Property and equipment, net	40,018	46,986	6,767
Intangible assets, net	198,779	60,408	8,701
Deposits	828	4,397	633
Long-term investments	30,315	53,995	7,777
Other non-current assets	1,621	2,671	385
Goodwill	64,899	160,438	23,108

Total non-current assets	336,460	328,895	47,371

TOTAL ASSETS	705,646	700,220	100,853

LIABILITIES
Current liabilities:
Account payable	106	-	-
Amounts due to intergroup companies	132,938	69,423	10,000
Accrued payroll and welfare payable	14,896	15,846	2,282
Accrued expenses and other current liabilities	127,897	67,166	9,674
Income tax payable	1,061	8,897	1,281

Total current liabilities	276,898	161,332	23,237

Non-current liabilities:
Deferred tax liability, non-current	13,411	14,902	2,145
Long-term payables	45,380	42,705	6,152

Total non-current liabilities	58,791	57,607	8,297

TOTAL LIABILITIES	335,689	218,939	31,534

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net revenues	447,898	87,065	10,928	1,574
Net income (loss)	185,205	(130,330)	(8,851)	(1,275)

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	422,702	(83,113)	(50,876)	(7,328)
Net cash (used in) generated from investing activities	(107,041)	(105,922)	166,222	23,941
Net cash used in financing activities	(12,802)	-	-	-

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. In addition, the Company has not provided any financial support to its VIEs as of December 31, 2016.